Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

November 30, 2020

SS1-QTLY-0121
1.9863242.105

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.:
2.946% 3/15/22	$3,585,000	$3,704,918
5.15% 9/15/23	2,981,000	3,367,033
		7,071,951
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	8,870,000	9,375,234
Time Warner Cable, Inc.:
4% 9/1/21	724,000	735,749
4.125% 2/15/21	4,416,000	4,423,542
		14,534,525
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8254% 3/22/22 (a)(b)	5,453,000	5,488,428
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (c)	4,500,000	4,976,460
		10,464,888

TOTAL COMMUNICATION SERVICES		32,071,364

CONSUMER DISCRETIONARY - 4.8%
Automobiles - 3.7%
American Honda Finance Corp. 0.4% 10/21/22	4,197,000	4,201,813
BMW U.S. Capital LLC 3.45% 4/12/23 (c)	10,323,000	10,979,860
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.121% 2/15/22 (a)(b)(c)	6,549,000	6,592,260
2.3% 2/12/21 (c)	5,889,000	5,910,148
2.85% 1/6/22 (c)	5,000,000	5,129,182
3.35% 5/4/21 (c)	6,539,000	6,619,364
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2656% 11/17/23 (a)(b)	10,000,000	10,008,800
3.55% 4/9/21	715,000	722,252
4.15% 6/19/23	5,000,000	5,380,600
4.2% 3/1/21	616,000	619,361
4.2% 11/6/21	16,052,000	16,560,826
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (c)	6,000,000	6,012,807
2.5% 9/24/21 (c)	1,787,000	1,815,831
2.9% 5/13/22 (c)	2,242,000	2,315,139
4% 11/12/21 (c)	5,000,000	5,166,412
		88,034,655
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,510,000	4,533,831
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	1,173,000	1,188,174
Household Durables - 0.2%
D.R. Horton, Inc. 2.55% 12/1/20	3,844,000	3,844,000
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	2,722,000	2,759,156
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	1,998,000	2,068,356
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	4,570,000	4,597,817
TJX Companies, Inc. 3.5% 4/15/25	1,418,000	1,576,168
		6,173,985
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	6,737,000	6,886,984

TOTAL CONSUMER DISCRETIONARY		115,489,141

CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	3,339,000	3,792,330
Molson Coors Beverage Co. 3.5% 5/1/22	3,498,000	3,640,828
		7,433,158
Food Products - 0.8%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7701% 4/16/21 (a)(b)	11,026,000	11,045,086
Mondelez International, Inc.:
0.625% 7/1/22	5,900,000	5,928,438
2.125% 4/13/23	2,292,000	2,377,856
		19,351,380
Tobacco - 1.9%
Altria Group, Inc.:
2.85% 8/9/22	5,231,000	5,443,588
3.49% 2/14/22	1,892,000	1,965,411
3.8% 2/14/24	1,753,000	1,914,437
BAT Capital Corp.:
2.764% 8/15/22	5,000,000	5,171,822
3.222% 8/15/24	350,000	378,682
BAT International Finance PLC 1.668% 3/25/26	5,000,000	5,089,258
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (c)	5,257,000	5,608,594
3.75% 7/21/22 (c)	10,036,000	10,442,992
Philip Morris International, Inc.:
1.125% 5/1/23	3,910,000	3,985,703
2.625% 2/18/22	416,000	426,848
2.875% 5/1/24	4,664,000	5,015,038
		45,442,373

TOTAL CONSUMER STAPLES		72,226,911

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,781,000	2,863,396
Cenovus Energy, Inc. 3% 8/15/22	4,666,000	4,678,553
Chevron Corp. 1.141% 5/11/23	4,099,000	4,180,882
Chevron U.S.A., Inc.:
0.333% 8/12/22	6,000,000	6,005,672
0.426% 8/11/23	2,703,000	2,710,317
Encana Corp. 3.9% 11/15/21	5,000,000	5,036,015
Energy Transfer Partners LP:
3.6% 2/1/23	8,291,000	8,610,635
4.2% 9/15/23	1,668,000	1,775,906
Enterprise Products Operating LP 2.8% 2/15/21	2,135,000	2,145,715
Equinor ASA 1.75% 1/22/26	909,000	950,296
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,729,000	2,914,183
Kinder Morgan, Inc. 3.15% 1/15/23	4,100,000	4,306,502
Marathon Oil Corp. 2.8% 11/1/22	1,696,000	1,732,939
Marathon Petroleum Corp. 4.5% 5/1/23	4,620,000	4,992,429
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (a)(b)	1,006,000	1,006,146
1.75% 3/1/26	5,000,000	5,066,171
3.375% 3/15/23	3,922,000	4,141,865
4.5% 7/15/23	990,000	1,073,185
Occidental Petroleum Corp.:
2.7% 8/15/22	635,000	625,666
2.9% 8/15/24	2,098,000	1,956,385
3.125% 2/15/22	1,251,000	1,247,810
Phillips 66 Co.:
3 month U.S. LIBOR + 0.600% 0.833% 2/26/21 (a)(b)	5,720,000	5,720,520
0.9% 2/15/24	6,000,000	6,006,508
3.7% 4/6/23	3,533,000	3,779,999
3.85% 4/9/25	5,000,000	5,593,397
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,958,000	10,228,075
Schlumberger Investment SA 3.3% 9/14/21 (c)	6,031,000	6,131,027
Shell International Finance BV 3.5% 11/13/23	1,197,000	1,303,478
Suncor Energy, Inc. 3.6% 12/1/24	6,627,000	7,299,139
Valero Energy Corp.:
1.2% 3/15/24	7,000,000	6,998,691
2.7% 4/15/23	652,000	677,758
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.0741% 1/13/23 (a)(b)	1,756,000	1,698,236
4.1% 2/1/25	2,828,000	2,821,750
5.375% 6/1/21	9,362,000	9,432,215
Williams Partners LP:
3.6% 3/15/22	11,729,000	12,138,267
4% 11/15/21	2,503,000	2,564,715
		150,414,443
FINANCIALS - 29.3%
Banks - 15.5%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.410% 0.6278% 1/19/21 (a)(b)(c)	5,410,000	5,412,618
Bank of America Corp.:
0.81% 10/24/24 (a)	5,500,000	5,521,466
3.004% 12/20/23 (a)	10,254,000	10,772,261
3.124% 1/20/23 (a)	20,513,000	21,127,454
Bank of Nova Scotia 0.55% 9/15/23	7,000,000	7,030,354
Banque Federative du Credit Mutuel SA 1.96% 7/21/21 (c)	3,560,000	3,597,526
Barclays Bank PLC 2.65% 1/11/21	9,131,000	9,136,271
Barclays PLC:
3.2% 8/10/21	5,000,000	5,093,264
3.25% 1/12/21	704,000	706,113
3.932% 5/7/25 (a)	10,000,000	10,883,734
BNP Paribas SA 3.5% 3/1/23 (c)	8,000,000	8,512,814
BPCE SA 2.75% 12/2/21	513,000	525,329
Canadian Imperial Bank of Commerce 0.95% 6/23/23	7,000,000	7,087,563
Capital One Bank NA 2.014% 1/27/23 (a)	5,000,000	5,086,120
Capital One NA 2.15% 9/6/22	6,739,000	6,937,182
Citibank NA 3 month U.S. LIBOR + 0.600% 0.8238% 5/20/22 (a)(b)	6,290,000	6,301,431
Citigroup, Inc.:
2.75% 4/25/22	6,026,000	6,213,484
3.142% 1/24/23 (a)	16,242,000	16,729,352
4.4% 6/10/25	326,000	373,344
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	16,749,000	16,941,279
Danske Bank A/S 3.875% 9/12/23 (c)	3,793,000	4,092,327
HSBC Holdings PLC:
1.645% 4/18/26 (a)	4,469,000	4,532,087
3.262% 3/13/23 (a)	1,274,000	1,318,331
ING Groep NV 3.15% 3/29/22	10,738,000	11,120,950
Intesa Sanpaolo SpA 3.375% 1/12/23 (c)	5,000,000	5,224,750
JPMorgan Chase & Co.:
1.514% 6/1/24 (a)	4,680,000	4,789,558
2.083% 4/22/26 (a)	5,000,000	5,237,984
3.207% 4/1/23(a)	6,026,000	6,251,252
3.22% 3/1/25 (a)	5,000,000	5,400,905
3.514% 6/18/22 (a)	13,681,000	13,911,779
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 0.703% 5/7/21 (a)(b)	6,247,000	6,258,501
Lloyds Banking Group PLC:
1.326% 6/15/23 (a)	1,323,000	1,336,773
2.907% 11/7/23 (a)	9,000,000	9,388,987
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (a)	6,000,000	6,027,119
2.193% 2/25/25	6,000,000	6,319,384
2.623% 7/18/22	7,221,000	7,484,748
3.218% 3/7/22	5,108,000	5,291,596
3.535% 7/26/21	6,231,000	6,357,974
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 1.140% 1.3891% 9/13/21 (a)(b)	1,847,000	1,861,907
0.849% 9/8/24 (a)	2,945,000	2,952,498
PNC Bank NA:
1.743% 2/24/23 (a)	4,113,000	4,186,971
2.028% 12/9/22 (a)	5,000,000	5,085,753
Regions Financial Corp. 2.75% 8/14/22	5,446,000	5,651,436
Royal Bank of Canada 2.55% 7/16/24	6,460,000	6,903,273
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (a)	3,422,000	3,546,437
3.875% 9/12/23	15,847,000	17,169,522
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000,000	5,254,954
3.5% 6/7/24	4,731,000	5,107,811
4.45% 12/3/21	10,083,000	10,444,382
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	5,000,000	5,112,335
Synovus Bank 2.289% 2/10/23 (a)	1,383,000	1,400,255
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.565% 1/27/23 (a)(b)	5,000,000	5,014,119
0.75% 6/12/23	5,000,000	5,041,293
Wells Fargo & Co.:
1.654% 6/2/24 (a)	5,000,000	5,116,586
3.75% 1/24/24	5,000,000	5,431,076
Wells Fargo Bank NA 2.082% 9/9/22 (a)	5,500,000	5,571,384
Zions Bancorp NA:
3.35% 3/4/22	1,971,000	2,032,228
3.5% 8/27/21	5,552,000	5,668,522
		372,886,706
Capital Markets - 5.7%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5347% 2/4/22 (a)(b)	2,500,000	2,503,475
1% 5/5/23	4,000,000	4,053,765
2.1% 11/12/21	3,465,000	3,522,978
Credit Suisse Group AG 3.574% 1/9/23 (c)	6,026,000	6,219,257
Deutsche Bank AG New York Branch:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.000% 2.222% 9/18/24 (a)	5,000,000	5,101,908
3.15% 1/22/21	689,000	691,108
3.3% 11/16/22	5,000,000	5,208,710
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (a)	5,000,000	5,013,240
2.876% 10/31/22 (a)	14,052,000	14,360,248
2.905% 7/24/23 (a)	15,513,000	16,130,973
3% 4/26/22	17,586,000	17,770,368
Intercontinental Exchange, Inc. 0.7% 6/15/23	4,623,000	4,646,386
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1458% 7/22/22 (a)(b)	6,026,000	6,054,791
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.784% 1/20/23 (a)(b)	5,000,000	5,013,823
0.56% 11/10/23 (a)	6,000,000	6,004,160
2.625% 11/17/21	21,283,000	21,740,638
3.737% 4/24/24 (a)	6,026,000	6,478,525
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6444% 11/1/21 (a)(b)	1,539,000	1,543,839
UBS Group AG 1.008% 7/30/24 (a)(c)	5,345,000	5,383,312
		137,441,504
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	5,000,000	5,142,448
4.125% 7/3/23	2,112,000	2,238,967
4.875% 1/16/24	1,464,000	1,576,780
Ally Financial, Inc.:
1.45% 10/2/23	789,000	804,247
3.05% 6/5/23	3,662,000	3,861,102
5.125% 9/30/24	4,280,000	4,908,682
American Express Co. 2.75% 5/20/22	10,244,000	10,582,063
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8844% 7/30/21 (a)(b)(c)	5,178,000	5,090,579
3 month U.S. LIBOR + 0.950% 1.196% 6/1/21 (a)(b)(c)	5,064,000	5,010,861
Ford Motor Credit Co. LLC:
3.087% 1/9/23	5,000,000	5,018,750
3.336% 3/18/21	11,156,000	11,194,488
4.14% 2/15/23	3,116,000	3,195,690
John Deere Capital Corp.:
0.7% 7/5/23	2,323,000	2,343,026
2.6% 3/7/24	1,099,000	1,174,125
3.125% 9/10/21	1,026,000	1,048,336
Synchrony Financial:
2.85% 7/25/22	5,641,000	5,826,806
4.25% 8/15/24	5,352,000	5,875,994
4.375% 3/19/24	5,198,000	5,712,026
Toyota Motor Credit Corp.:
0.5% 8/14/23	2,836,000	2,844,366
1.15% 5/26/22	7,000,000	7,089,589
2.9% 3/30/23	1,727,000	1,827,206
		92,366,131
Diversified Financial Services - 1.0%
AIG Global Funding:
0.8% 7/7/23 (c)	1,634,000	1,649,611
2.3% 7/1/22 (c)	1,765,000	1,817,303
3.35% 6/25/21 (c)	6,026,000	6,131,824
BP Capital Markets America, Inc.:
2.937% 4/6/23	1,354,000	1,432,603
4.742% 3/11/21	5,000,000	5,060,900
Brixmor Operating Partnership LP 3.875% 8/15/22	6,454,000	6,712,214
Equitable Holdings, Inc. 3.9% 4/20/23	524,000	565,510
		23,369,965
Insurance - 3.2%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7474% 9/20/21 (a)(b)(c)	6,026,000	6,019,967
American International Group, Inc. 2.5% 6/30/25	5,000,000	5,369,514
Aon Corp. 2.2% 11/15/22	6,291,000	6,509,403
Equitable Financial Life Global Funding 0.5% 11/17/23 (c)	6,000,000	6,005,353
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (c)	2,318,000	2,318,116
Guardian Life Global Funding 1.1% 6/23/25 (c)	4,747,000	4,800,362
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	3,160,000	3,240,747
3.5% 12/29/20	2,792,000	2,798,673
MassMutual Global Funding II 0.85% 6/9/23 (c)	6,000,000	6,070,015
Metropolitan Life Global Funding I:
0.9% 6/8/23 (c)	3,627,000	3,674,609
1.95% 1/13/23 (c)	5,000,000	5,165,097
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.635% 1/17/23 (a)(b)(c)	5,000,000	5,021,293
0.55% 7/13/22 (c)	6,200,000	6,227,166
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5041% 1/10/23 (a)(b)(c)	7,757,000	7,770,148
1.1% 5/5/23 (c)	2,345,000	2,385,289
Pacific Life Global Funding II 1.2% 6/24/25 (c)	3,430,000	3,481,752
		76,857,504

TOTAL FINANCIALS		702,921,810

HEALTH CARE - 4.9%
Biotechnology - 1.2%
AbbVie, Inc.:
2.15% 11/19/21	11,000,000	11,186,283
2.3% 11/21/22	5,500,000	5,693,683
3.45% 3/15/22	11,629,000	12,021,581
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (c)	881,000	884,166
		29,785,713
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 2.894% 6/6/22	5,000,000	5,171,419
Boston Scientific Corp. 3.45% 3/1/24	1,872,000	2,030,436
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 0.9774% 3/19/21 (a)(b)	4,286,000	4,286,851
		11,488,706
Health Care Providers & Services - 1.7%
Anthem, Inc. 3.125% 5/15/22	5,646,000	5,869,489
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 0.8961% 9/17/21 (a)(b)	3,013,000	3,013,762
3.4% 9/17/21	4,635,000	4,746,740
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 0.9618% 3/9/21 (a)(b)	11,231,000	11,251,216
3.35% 3/9/21	4,257,000	4,292,672
3.7% 3/9/23	2,156,000	2,306,424
Humana, Inc. 2.5% 12/15/20	3,698,000	3,700,928
UnitedHealth Group, Inc. 3.35% 7/15/22	5,026,000	5,274,896
		40,456,127
Pharmaceuticals - 1.5%
Bayer U.S. Finance II LLC:
3.5% 6/25/21 (c)	12,039,000	12,217,203
4.25% 12/15/25 (c)	4,500,000	5,149,061
Bristol-Myers Squibb Co.:
2.55% 5/14/21	1,539,000	1,555,123
2.6% 5/16/22	4,620,000	4,776,130
Elanco Animal Health, Inc. 4.912% 8/27/21 (a)	3,204,000	3,284,420
Mylan NV 3.125% 1/15/23 (c)	4,160,000	4,369,331
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	797,000	808,739
Utah Acquisition Sub, Inc. 3.15% 6/15/21	2,200,000	2,227,329
Viatris, Inc. 1.125% 6/22/22 (c)	1,140,000	1,150,192
		35,537,528

TOTAL HEALTH CARE		117,268,074

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.3%
The Boeing Co.:
1.95% 2/1/24	5,000,000	5,047,990
4.875% 5/1/25	3,000,000	3,348,955
		8,396,945
Airlines - 0.6%
Delta Air Lines, Inc.:
2.9% 10/28/24	4,794,000	4,580,376
3.4% 4/19/21	9,255,000	9,266,569
		13,846,945
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	6,107,078
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 0.483% 8/19/22	5,969,000	5,977,954
Roper Technologies, Inc. 0.45% 8/15/22	619,000	619,699
		6,597,653
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4136% 11/12/21 (a)(b)	7,221,000	7,229,376
0.95% 5/13/22	6,000,000	6,056,972
2.65% 5/17/21	1,149,000	1,162,076
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.684% 4/5/23 (a)(b)	3,329,000	3,329,836
		17,778,260
Road & Rail - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (c)	685,000	695,162
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.5% 3/1/21	3,205,000	3,218,910
2.625% 7/1/22	1,180,000	1,210,748
3.5% 1/15/22	6,047,000	6,212,292
International Lease Finance Corp. 5.875% 8/15/22	5,731,000	6,170,910
		16,812,860

TOTAL INDUSTRIALS		70,234,903

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (c)	11,809,000	13,065,573
IT Services - 0.4%
PayPal Holdings, Inc. 1.35% 6/1/23	2,183,000	2,236,891
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,135,719
4.25% 6/9/23	6,026,000	6,523,792
		9,896,402
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	2,761,000	2,883,204
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	4,678,000	4,733,692

TOTAL INFORMATION TECHNOLOGY		30,578,871

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	3,323,000	3,515,309
The Mosaic Co. 3.25% 11/15/22	6,937,000	7,251,903
		10,767,212
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,937,332
Crown Castle International Corp. 1.35% 7/15/25	444,000	451,058
Welltower, Inc. 3.625% 3/15/24	2,497,000	2,716,435
		5,104,825
UTILITIES - 2.8%
Electric Utilities - 1.7%
Duke Energy Corp. 1.8% 9/1/21	1,695,000	1,711,203
Eversource Energy 2.5% 3/15/21	3,618,000	3,633,629
Exelon Corp. 3.497% 6/1/22 (a)	10,129,000	10,561,734
FirstEnergy Corp.:
1.6% 1/15/26	476,000	463,012
2.05% 3/1/25	2,724,000	2,726,402
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.6023% 7/28/23 (a)(b)	5,310,000	5,312,110
2.85% 4/1/25	1,231,000	1,341,263
ITC Holdings Corp. 2.7% 11/15/22	3,596,000	3,739,870
NextEra Energy Capital Holdings, Inc.:
2.403% 9/1/21	3,000,000	3,046,587
2.75% 5/1/25	4,137,000	4,482,440
2.9% 4/1/22	1,137,000	1,175,070
PPL Electric Utilities Corp. 0.000% x 3 month U.S. LIBOR 0.4751% 9/28/23 (a)(b)	2,688,000	2,690,279
Virginia Electric & Power Co. 2.75% 3/15/23	616,000	645,646
		41,529,245
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	989,000	1,054,482
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5774% 9/14/23 (a)(b)	1,365,000	1,365,406
		2,419,888
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	738,000	745,186
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	1,167,000	1,169,989
CenterPoint Energy, Inc. 2.5% 9/1/22	1,027,000	1,061,717
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7761% 9/15/23 (a)(b)	3,520,000	3,525,653
2.715% 8/15/21	3,638,000	3,693,487
DTE Energy Co.:
0.55% 11/1/22	5,000,000	5,010,665
2.25% 11/1/22	5,000,000	5,179,598
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,952,004
		21,593,113

TOTAL UTILITIES		66,287,432

TOTAL NONCONVERTIBLE BONDS
(Cost $1,343,138,353)		1,373,364,986

U.S. Government and Government Agency Obligations - 12.3%
U.S. Government Agency Obligations - 0.3%
Freddie Mac 0.125% 7/25/22	7,192,000	7,187,833
U.S. Treasury Obligations - 12.0%
U.S. Treasury Notes:
0.25% 7/31/25	$50,000,000	$49,796,875
0.375% 4/30/25	102,204,100	102,467,586
2.375% 8/15/24 (d)	66,892,000	72,136,228
2.875% 11/30/25	57,000,000	64,055,976

TOTAL U.S. TREASURY OBLIGATIONS		288,456,665

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $290,669,567)		295,644,498

U.S. Government Agency - Mortgage Securities - 2.1%
Fannie Mae - 0.6%
3% 12/1/31	609,854	641,125
3.5% 9/1/29	372,617	405,023
4.5% 3/1/39 to 9/1/49	9,228,725	10,198,704
5.5% 11/1/34	1,716,087	1,975,809
7.5% 11/1/31	342	401

TOTAL FANNIE MAE		13,221,062

Freddie Mac - 1.5%
2% 1/1/32	13,257,274	13,858,430
2.5% 11/1/28	10,573,661	11,023,281
3% 5/1/29	11,172,200	11,748,673
4% 4/1/26	278,697	295,793
8.5% 5/1/26 to 7/1/28	26,830	30,461

TOTAL FREDDIE MAC		36,956,638

Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	186,364	212,783
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $49,098,869)		50,390,483

Asset-Backed Securities - 17.0%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$215,268	$227,494
Ally Auto Receivables Trust:
Series 2019-2 Class A2, 2.34% 7/15/22	660,835	662,244
Series 2019-4 Class A2, 1.93% 10/17/22	1,648,437	1,653,637
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	6,159,000	6,176,861
Series 2018-2 Class A, 3.29% 5/15/23	7,008,000	7,104,670
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (c)	208,891	209,052
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	5,565,000	5,634,534
Series 2018-6 Class A, 3.06% 2/15/24	5,404,000	5,498,927
Series 2019-1 Class A, 2.87% 10/15/24	1,996,000	2,064,003
AmeriCredit Automobile Receivables Trust:
Series 2018-3 Class A3, 3.38% 7/18/23	2,693,114	2,731,535
Series 2019-3 Class A2A, 2.17% 1/18/23	1,552,676	1,561,306
Bank of America Credit Card Master Trust Series 2018-A1 Class A1, 2.7% 7/17/23	7,001,000	7,036,763
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (c)	1,222,834	1,234,023
Series 2019-1 Class A2, 2.4% 10/17/22 (c)	382,415	383,988
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (c)	5,098,000	5,163,555
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	2,045,497	2,055,026
BMW Vehicle Owner Trust Series 2020-A Class A2, 0.39% 2/27/23	5,858,000	5,862,778
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (c)	349,485	350,198
Series 2018-2A Class A3, 3.27% 12/19/22 (c)	2,766,990	2,804,016
Series 2019-1A Class A2, 2.78% 3/21/22 (c)	636,558	638,259
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,406,000	6,607,930
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	66,205	66,360
Series 2017-4 Class A3, 2.11% 10/17/22	639,875	642,803
Series 2018-2 Class A3, 2.98% 1/17/23	1,710,534	1,730,678
Series 2018-4 Class A3, 3.36% 9/15/23	2,971,725	3,037,533
Series 2019-1 Class A3, 3.05% 3/15/24	3,941,869	4,027,864
Series 2019-4 Class A2A, 2.01% 3/15/23	840,196	845,839
Series 2020-3 Class A2A, 0.49% 6/15/23	6,000,000	6,007,370
Series 2020-4 Class A3, 0.5% 8/15/25	3,750,000	3,759,931
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (c)	142,136	142,467
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (c)	280,086	280,514
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.310% 0.4509% 11/15/29 (a)(b)(c)	189,211	189,217
Series 2018-1A Class A1, 3.04% 4/15/30 (c)	609,374	619,806
Series 2018-3A Class A1, 3.39% 1/15/31 (c)	1,776,019	1,829,628
Series 2019-1A Class A1, 2.94% 4/15/31 (c)	2,647,620	2,699,385
Series 2020-1A Class A1, 0.87% 8/16/32 (c)	3,544,730	3,551,564
Citibank Credit Card Issuance Trust Series 2018-A1 Class A1, 2.49% 1/20/23	7,052,000	7,073,839
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	3,025,344	3,066,153
Series 2019-C Class A2, 1.99% 3/15/23	735,513	740,092
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (c)	660,964	663,769
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (c)	3,159,724	3,184,342
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (c)	155,205	155,382
Series 2018-P3 Class A, 3.82% 1/15/26 (c)	842,037	846,319
Series 2019-HP1 Class A, 2.59% 12/15/26 (c)	5,177,910	5,238,027
Series 2019-P1 Class A, 2.94% 7/15/26 (c)	386,436	389,125
Series 2019-P2 Class A, 2.47% 10/15/26 (c)	2,092,437	2,105,767
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6493% 7/25/34 (a)(b)	129,848	123,229
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (c)	450,211	451,646
Series 2018-2 Class A3, 3.37% 10/22/23 (c)	1,272,197	1,281,842
Series 2019-1 Class A2, 2.78% 8/23/21 (c)	529,774	531,098
Series 2019-2:
Class A2, 1.95% 12/22/21 (c)	3,035,213	3,054,641
Class A3, 1.91% 10/22/24 (c)	1,891,000	1,924,292
Series 2020-2:
Class A2, 0.47% 10/24/22 (c)	2,371,000	2,375,055
Class A3, 0.57% 10/23/23 (c)	2,896,000	2,903,540
Discover Card Master Trust:
Series 2018-A5 Class A5, 3.32% 3/15/24	6,475,000	6,631,854
Series 2019-A1 Class A1, 3.04% 7/15/24	4,676,000	4,823,259
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 0.4109% 12/15/23 (a)(b)	7,052,000	7,060,253
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (c)	224,441	224,585
Series 2018-ST2 Class A3, 3.46% 1/20/22 (c)	1,226,934	1,235,066
Series 2019-MA2 Class A2, 2.27% 5/20/22 (c)	1,026,064	1,029,368
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (c)	2,500,278	2,510,660
Class A3, 2.08% 2/21/23 (c)	1,808,000	1,834,314
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (c)	574,837	576,303
Series 2019-4A Class A, 2.17% 5/15/23 (c)	1,468,297	1,475,530
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (c)	1,867,836	1,900,910
Series 2020-1 Class A2, 1.78% 12/22/25 (c)	5,874,767	5,965,982
Series 2020-2 Class A2, 0.61% 7/20/26 (c)	5,980,000	5,983,281
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	1,789	1,790
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	1,033,809	1,036,460
Series 2020-A Class A3, 1.85% 3/15/23	2,173,000	2,204,903
Series 2020-B Class A3, 0.62% 8/15/23	4,490,000	4,507,824
Ford Credit Auto Owner Trust Series 2020-B Class A, 0.5% 2/15/23	5,972,120	5,978,148
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class A1, 2.95% 5/15/23	5,629,000	5,696,217
Series 2020-1 Class A1, 0.7% 9/15/25	4,952,000	4,976,137
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	1,498,889	1,506,952
Series 2019-2 Class A3, 2.67% 3/21/22	1,357,688	1,366,271
Series 2020-3 Class A3, 0.45% 8/21/23	3,056,000	3,061,859
GM Financial Consumer Automobile Receivables Trust:
Series 2020-1 Class A2, 1.83% 1/17/23	2,582,796	2,596,285
Series 2020-3 Class A2, 0.35% 7/17/23	5,000,000	5,002,641
Series 2020-4 Class A3, 0.38% 8/18/25	4,404,000	4,407,697
GM Financial Securitized Term Automobile Receivables Trust:
Series 2019-1 Class A3, 2.97% 11/16/23	2,552,607	2,597,244
2.32% 7/18/22	158,719	159,562
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (c)	5,334,000	5,375,879
Series 2020-1 Class A, 0.68% 8/15/25 (c)	2,239,000	2,246,738
Series 2020-2 Class A, 0.69% 10/15/25 (c)	4,896,000	4,900,798
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 1.8501% 6/25/34 (a)(b)	1,835	1,828
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (c)	3,975,550	4,002,751
Series 2020-2A Class A2, 0.65% 7/22/30 (c)	5,930,000	5,941,254
Hyundai Auto Lease Securitization Trust Series 2020-A:
Class A2, 1.9% 5/16/22 (c)	4,661,189	4,688,334
Class A3, 1.95% 7/17/23 (c)	3,019,000	3,071,409
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	301,260	303,532
Series 2019-B Class A3, 1.94% 2/15/24	3,398,000	3,463,944
Series 2020-B Class A2, 0.38% 3/15/23	6,000,000	6,004,730
Series 2020-C Class A3, 0.38% 5/15/25	4,772,000	4,776,147
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	880,476	883,670
Series 2019-B Class A2, 2.28% 5/16/22	1,306,373	1,310,377
Series 2020-A Class A2, 1.01% 1/17/23	2,504,674	2,513,202
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (c)	3,751,343	3,798,899
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(c)	1,975,000	2,022,163
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (c)	708,109	713,950
Series 2020-1A Class A, 2.24% 3/15/30 (c)	446,698	449,658
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	1,526,817	1,534,637
Series 2019-B Class A3, 2% 10/17/22	2,637,000	2,672,256
Series 2020-A Class A3, 1.84% 12/15/22	2,812,000	2,853,514
Series 2020-B Class A3, 0.4% 11/15/23	2,380,000	2,383,168
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	5,820,000	5,827,266
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (c)	2,428,400	2,449,013
Class A3, 2.01% 12/12/24 (c)	3,817,000	3,930,263
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1% 8/10/23 (a)(b)(c)	4,446,000	4,446,058
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (c)	2,904,376	2,900,600
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3943% 1/25/36 (a)(b)	385,242	385,009
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (c)	251,781	252,751
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (c)	1,610,606	1,633,016
Santander Retail Auto Lease Trust:
Series 2019-B Class A2A, 2.29% 4/20/22 (c)	2,668,795	2,687,714
Series 2019-C Class A2A, 1.89% 9/20/22 (c)	3,207,758	3,233,818
Series 2020-B Class A3, 0.57% 4/22/24 (c)	5,414,000	5,428,206
Securitized Term Auto Receivables Trust:
Series 2018-2A Class A3 3.325% 8/25/22 (c)	3,241,506	3,275,014
Series 2019-1A Class A3, 2.986% 2/27/23 (c)	2,317,727	2,353,167
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.8004% 12/15/25 (a)(b)(c)	4,225,861	4,223,294
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (c)	2,006,468	2,028,335
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (a)(b)	144,982	133,235
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (c)	2,202,000	2,205,855
Class A3, 0.68% 12/20/23 (c)	2,506,000	2,519,510
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (c)	4,300,785	4,339,957
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (c)	2,338,182	2,496,274
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (c)	3,136,000	3,220,816
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	377,636	381,561
Series 2020-C Class A3, 0.44% 10/15/24	6,000,000	6,018,371
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (c)	455,909	456,836
Verizon Owner Trust:
Series 2017-3A Class A1A, 2.06% 4/20/22 (c)	38,042	38,081
Series 2018-A Class A1A, 3.23% 4/20/23	5,658,548	5,731,280
Series 2020-A Class A1A, 1.85% 7/22/24	5,529,000	5,664,498
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	4,229,000	4,295,176
Series 2020-A Class A3, 0.39% 1/22/24	6,000,000	5,998,869
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	2,159,166	2,186,690
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (c)	2,611,000	2,654,366
Series 2019-2A Class A3, 2.04% 11/15/23 (c)	2,671,000	2,724,309
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6609% 7/17/23 (a)(b)(c)	6,866,000	6,876,782
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (c)	613,031	615,799
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	3,358,499	3,370,724
Series 2020-C Class A2, 0.35% 12/15/23	5,000,000	5,003,707
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	2,606,000	2,636,058
Series 2019-B Class A3, 2.03% 11/15/22	3,752,000	3,819,554
Series 2020-B Class A3, 0.45% 2/15/24	3,134,000	3,138,767
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	2,612,445	2,627,484
TOTAL ASSET-BACKED SECURITIES
(Cost $404,458,857)		407,672,192

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 1.1%
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (a)(b)(c)	1,264,586	1,264,619
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.6569% 10/15/54 (a)(b)(c)	1,094,321	1,094,475
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (a)(b)(c)	1,080,467	1,083,780
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(c)	5,157,000	5,271,965
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3778% 1/23/23 (a)(b)(c)	1,116,000	1,116,426
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4778% 4/23/23 (a)(b)(c)	5,299,000	5,299,760
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (c)	738,177	740,083
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7869% 7/15/58 (a)(b)(c)	985,000	985,878
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (c)	451,520	457,384
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (c)	5,030,307	5,038,989
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (a)(b)	2,219	2,136
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(c)	4,098,240	4,106,904

TOTAL PRIVATE SPONSOR		26,462,399

U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4501% 5/25/45 (a)(b)	866,612	869,241
sequential payer Series 2001-40 Class Z, 6% 8/25/31	97,407	111,810
Series 2016-27:
Class HK, 3% 1/25/41	823,998	877,307
Class KG, 3% 1/25/40	402,571	429,640
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.5001% 7/25/46 (a)(b)	1,021,493	1,028,068
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	196,303	197,881
Series 2015-4437 Class DE, 2% 10/15/32	208,738	210,497
Series 3949 Class MK, 4.5% 10/15/34	470,149	519,450
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	16,354	16,358

TOTAL U.S. GOVERNMENT AGENCY		4,260,252

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,496,584)		30,722,651

Commercial Mortgage Securities - 6.5%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (c)	1,502,000	1,498,628
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(c)(f)(g)	3,786,092	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	1,812,200	1,871,884
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(c)	2,602,618	2,599,491
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.0409% 11/15/35 (a)(b)(c)	4,617,200	4,605,627
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(c)	2,450,000	2,373,380
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0609% 10/15/36 (a)(b)(c)	5,647,373	5,647,372
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (c)	5,174,405	5,238,280
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(b)(c)	1,128,000	1,120,229
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9309% 7/15/32 (a)(b)(c)	4,902,074	4,900,595
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(c)	4,300,443	4,114,291
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (c)	5,188,000	5,363,651
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,240,061
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,255,201	1,311,171
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,593,000	2,752,416
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	3,942,272	3,998,101
Series 2013-CR11 Class ASB, 3.66% 8/10/50	1,548,835	1,610,469
Series 2014-CR18 Class ASB, 3.452% 7/15/47	1,711,880	1,777,293
Series 2012-CR4 Class ASB, 2.436% 10/15/45	293,930	298,036
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,437,525	1,460,926
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1209% 5/15/36 (a)(b)(c)	5,242,000	5,243,634
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (c)	714,000	736,503
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,538,000	2,702,248
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	268,846	269,619
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.8909% 7/15/32 (a)(b)(c)	1,279,000	1,246,849
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,774,000	1,819,034
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (c)	7,834,000	8,046,446
Class A3, 3.482% 1/10/45	3,035,536	3,087,837
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,871,000	3,989,113
Class A4, 3.377% 5/10/45	5,619,646	5,693,162
Series 2014-GC18 Class AAB, 3.648% 1/10/47	35,847	37,274
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (c)	6,889,423	7,002,955
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,408,000	4,554,467
Series 2017-GS8 Class A1, 2.222% 11/10/50	690,725	698,108
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	1,850,124	1,934,671
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.5366% 12/15/49	2,921,081	2,926,800
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	7,318,295	7,562,542
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (c)	5,346,000	5,467,775
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 9/15/29 (a)(b)(c)	2,243,000	2,203,630
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	1,963,780	2,018,946
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,979,374	1,994,009
Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	2,609,420	2,797,754
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.2909% 8/15/37 (a)(b)(c)	617,000	617,773
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,322,386	1,433,849
Series 2016-C32 Class A1, 1.968% 12/15/49	618,471	620,730
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (c)	3,286,000	3,394,941
Series 2011-C3 Class AJ, 5.4191% 7/15/49 (a)(c)	2,610,000	2,657,955
Series 2016-BNK2 Class A1, 1.424% 11/15/49	320,448	320,568
Series 2019-H7 Class A1, 2.327% 7/15/52	2,316,124	2,371,689
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9314% 4/10/46 (a)(b)(c)	3,941,920	3,939,389
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	2,024,942	2,065,097
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (c)	2,654,000	2,761,566
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,745,000	2,968,108
Series 2013-LC12 Class A1, 1.676% 7/15/46	208,936	209,007
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8635% 6/15/46 (a)(b)(c)	3,715,706	3,714,322
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	259,196	265,232
Series 2013-C14 Class ASB, 2.977% 6/15/46	530,992	542,065
Series 2013-C16 Class ASB, 3.963% 9/15/46	601,026	627,281
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,115,584	1,166,420
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $156,527,777)		156,491,269

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $7,577,322)	7,565,000	7,728,858

Bank Notes - 1.8%
BBVA U.S.A.:
2.875% 6/29/22	$1,344,000	$1,393,263
3.5% 6/11/21	4,129,000	4,186,730
Citibank NA:
2.844% 5/20/22 (a)	6,231,000	6,305,114
3.165% 2/19/22 (a)	1,642,000	1,651,899
Discover Bank 3.35% 2/6/23	5,000,000	5,287,396
First Republic Bank 1.912% 2/12/24 (a)	2,271,000	2,338,888
KeyBank NA 3.3% 2/1/22	1,402,000	1,450,888
RBS Citizens NA 3.25% 2/14/22	1,028,000	1,061,080
Synchrony Bank 3.65% 5/24/21	2,999,000	3,036,256
Truist Bank:
2.8% 5/17/22	5,937,000	6,141,430
3.502% 8/2/22 (a)	4,421,000	4,513,443
Wells Fargo Bank NA 2.897% 5/27/22 (a)	7,000,000	7,086,222
TOTAL BANK NOTES
(Cost $43,569,621)		44,452,609
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.09% (h)
(Cost $32,002,898)	31,996,499	32,002,898
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,357,539,848)		2,398,470,444
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,492,059
NET ASSETS - 100%		$2,402,962,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	536	March 2021	$118,376,438	$65,951	$65,951

The notional amount of futures purchased as a percentage of Net Assets is 4.9%

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $518,921,750 or 21.6% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $238,327.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,711
Total	$7,711

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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